Other liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities1 [Abstract]
Accruals and other accumulated expenses	$ 24,120	$ 16,812
Funds received for debt repayment	14,735	0
Accounts payable	5,143	7,269
Unearned commissions	9,652	2,646
Other	84	84
Total	$ 53,734	$ 26,811